UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 June 30, 2011
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  8/1/2011
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      117
                                        --------------

Form 13F Information Table Value Total:   74,372.64
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Abb Ltd Sponsored Adr			CS	000375204	715.65	27,578	    SH		SOLE	N/A	 27,578
Aflac Inc				CS	001055102	275.09	5,893	    SH		SOLE	N/A	 5,893
Alexion Pharm Inc.			CS	015351109	725.20	15,420	    SH		SOLE	N/A	 15,420
Altera Corp				CS	021441100	297.34	6,415	    SH		SOLE	N/A	 6,415
American Express Co			CS	025816109	663.00	12,824	    SH		SOLE	N/A	 12,824
Apple Inc				CS	037833100     1,536.36	4,577	    SH		SOLE	N/A	 4,577
At&T Inc Com				CS	00206R102	395.71	12,598	    SH		SOLE	N/A	 12,598
Baidu Com Inc Spon Adr Restg		CS	056752108     1,229.08	8,771	    SH		SOLE	N/A	 8,771
Bed Bath & Beyond Inc			CS	075896100	311.05	5,329	    SH		SOLE	N/A	 5,329
Biogen Idec Inc				CS	09062X103	686.00	6,416	    SH		SOLE	N/A	 6,416
Bmc Software Inc			CS	055921100	836.42	15,291	    SH		SOLE	N/A	 15,291
Brookfield Office Com Npv		CS	112900105	649.20	33,672	    SH		SOLE	N/A	 33,672
Buckeye Partners L Punit Ltd P		CS	118230101	532.94	8,255	    SH		SOLE	N/A	 8,255
Bunge Limited Com			CS	G16962105	270.49	3,923	    SH		SOLE	N/A	 3,923
C S X Corp				CS	126408103	751.18	28,649	    SH		SOLE	N/A	 28,649
Carbo Ceramics Inc			CS	140781105	625.57	3,839	    SH		SOLE	N/A	 3,839
Cardiovascular Sys Inc Del Co		CS	141619106	256.20	17,596	    SH		SOLE	N/A	 17,596
Carmax Inc				CS	143130102	992.13	30,001	    SH		SOLE	N/A	 30,001
Cerner Corp				CS	156782104	358.72	5,870	    SH		SOLE	N/A	 5,870
Cf Inds Hldgs Inc Com			CS	125269100	238.86	1,686	    SH		SOLE	N/A	 1,686
Chevron Corp New			CS	166764100     1,459.51	14,192	    SH		SOLE	N/A	 14,192
Chipotle Mexican Grill Inc		CS	169656105	402.19	1,305	    SH		SOLE	N/A	 1,305
Cnooc Ltd Sponsored			CS	126132109	273.44	1,159	    SH		SOLE	N/A	 1,159
Coach Inc				CS	189754104	355.00	5,553	    SH		SOLE	N/A	 5,553
Comcast Corp New Cl A			CS	20030N101	377.39	14,893	    SH		SOLE	N/A	 14,893
Companhia De Bebidasspons Adr		CS	20441W203	532.29	15,781	    SH		SOLE	N/A	 15,781
Companhia De Saneamento Basico		CS	20441A102	636.26	10,663	    SH		SOLE	N/A	 10,663
Corning Inc				CS	219350105	294.70	16,237	    SH		SOLE	N/A	 16,237
Ctrip Com Intl Ltd American D		CS	22943F100	265.63	6,166	    SH		SOLE	N/A	 6,166
Devon Energy Corp New			CS	25179M103	208.06	2,640	    SH		SOLE	N/A	 2,640
Devry Inc				CS	251893103	295.53	4,998	    SH		SOLE	N/A	 4,998
Dollar Tree Inc Com			CS	256746108     1,490.02	22,366	    SH		SOLE	N/A	 22,366
E M C Corp Mass				CS	268648102	981.74	35,635	    SH		SOLE	N/A	 35,635
E M C Corp Mass SR Nt Cv		CB	268648AM4	215.56	123,000	    SH		SOLE	N/A	 123,000
Eastman Chem Co				CS	277432100	250.17	2,451	    SH		SOLE	N/A	 2,451
Ebay Inc				CS	278642103	392.15	12,152	    SH		SOLE	N/A	 12,152
Edwards Lifesciencescorp		CS	28176E108	393.36	4,512	    SH		SOLE	N/A	 4,512
Empresa Nacional De Electricid		CS	29244T101	264.31	4,628	    SH		SOLE	N/A	 4,628
Estee Lauder Companies			CS	518439104	314.52	2,990	    SH		SOLE	N/A	 2,990
Exxon Mobil Corp			CS	30231G102     1,079.99	13,271	    SH		SOLE	N/A	 13,271
Fastenal Co				CS	311900104	724.12	20,120	    SH		SOLE	N/A	 20,120
Flir Sys Inc				CS	302445101	277.60	8,235	    SH		SOLE	N/A	 8,235
Foot Locker Inc				CS	344849104	233.56	9,830	    SH		SOLE	N/A	 9,830
Fossil Inc				CS	349882100	908.45	7,717	    SH		SOLE	N/A	 7,717
Genuine Parts Co			CS	372460105	504.83	9,280	    SH		SOLE	N/A	 9,280
Google Inc Cl A				CS	38259P508	342.82	677	    SH		SOLE	N/A	 677
Green Mtn Coffee Roasters I		CS	393122106	616.79	6,910	    SH		SOLE	N/A	 6,910
Hansen Natural Corp			CS	411310105     1,557.15	19,236	    SH		SOLE	N/A	 19,236
Health Mgmt Assoc Inc Cl A		CS	421933102	131.60	12,208	    SH		SOLE	N/A	 12,208
Healthspring Inc Com			CS	42224N101	347.16	7,529	    SH		SOLE	N/A	 7,529
Humana Inc				CS	444859102	238.40	2,960	    SH		SOLE	N/A	 2,960
Illumina Inc				CS	452327109	582.56	7,752	    SH		SOLE	N/A	 7,752
Informatica Corp			CS	45666Q102     1,290.37	22,084	    SH		SOLE	N/A	 22,084
Intl Business Mach			CS	459200101	238.86	1,392	    SH		SOLE	N/A	 1,392
Intuitive Surgical Inc Com Ne		CS	46120E602	651.94	1,752	    SH		SOLE	N/A	 1,752
Ipg Photonics Corp Com			CS	44980X109	261.54	3,597	    SH		SOLE	N/A	 3,597
Ishares Barclays Treas Infl		ETF	464287176     1,467.31	13,262	    SH		SOLE	N/A	 13,262
Ishares Tr S&P U S Pfd Stk In		ETF	464288687     5,879.02	148,236	    SH		SOLE	N/A	 148,236
Itc Hldgs Corp				CS	465685105	343.56	4,787	    SH		SOLE	N/A	 4,787
Johnson & Johnson			CS	478160104	428.14	6,436	    SH		SOLE	N/A	 6,436
Joy Global Inc				CS	481165108	550.87	5,784	    SH		SOLE	N/A	 5,784
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     6,198.67	166,945	    SH		SOLE	N/A	 166,945
Kbr Inc Com				CS	48242W106	250.34	6,642	    SH		SOLE	N/A	 6,642
Kronos Worldwide Inc			CS	50105F105	266.85	8,485	    SH		SOLE	N/A	 8,485
Liberty Media Hldg Corp Cap C		CS	53071M302	922.24	10,755	    SH		SOLE	N/A	 10,755
Lubrizol Corporation			CS	549271104	237.52	1,769	    SH		SOLE	N/A	 1,769
Macy's Inc				CS	55616P104	811.50	27,753	    SH		SOLE	N/A	 27,753
Mcdonalds Corp				CS	580135101	362.83	4,303	    SH		SOLE	N/A	 4,303
Microsoft Corp				CS	594918104	277.78	10,684	    SH		SOLE	N/A	 10,684
Netease Com Inc				CS	64110W102     1,161.83	25,767	    SH		SOLE	N/A	 25,767
Netflix Com Inc Com			CS	64110L106	710.31	2,704	    SH		SOLE	N/A	 2,704
Novo Nordisk A/S Adr Fmly Nov		CS	670100205	544.72	4,348	    SH		SOLE	N/A	 4,348
Nuance Communicat			CS	67020Y100	650.67	30,306	    SH		SOLE	N/A	 30,306
Open Text Co Com Stknpv			CS	683715106	334.12	5,219	    SH		SOLE	N/A	 5,219
Panera Bread Company Cl A		CS	69840W108	338.03	2,690	    SH		SOLE	N/A	 2,690
Perrigo Co				CS	714290103     1,296.52	14,755	    SH		SOLE	N/A	 14,755
Posco Spon Adr				CS	693483109	238.31	2,194	    SH		SOLE	N/A	 2,194
Praxair Inc				CS	74005P104	646.33	5,963	    SH		SOLE	N/A	 5,963
Precision Castparts Corp		CS	740189105	287.97	1,749	    SH		SOLE	N/A	 1,749
Priceline Com Inc Com New		CS	741503403	283.61	554	    SH		SOLE	N/A	 554
Procter & Gamble Co			CS	742718109	310.35	4,882	    SH		SOLE	N/A	 4,882
Rackspace Hosting Inc Com		CS	750086100	326.70	7,644	    SH		SOLE	N/A	 7,644
Rayonier Inc				CS	754907103	533.71	8,167	    SH		SOLE	N/A	 8,167
Research In Motion Ltd			CS	760975102	262.88	9,112	    SH		SOLE	N/A	 9,112
Resmed Inc				CS	761152107	259.27	8,377	    SH		SOLE	N/A	 8,377
Rockwood Hldgs Inc Com			CS	774415103	253.01	4,576	    SH		SOLE	N/A	 4,576
Ross Stores Inc				CS	778296103	643.28	8,029	    SH		SOLE	N/A	 8,029
Sandisk Corp				CS	80004C101	238.92	5,757	    SH		SOLE	N/A	 5,757
Sap Ag Spon Adr				CS	803054204	690.86	11,391	    SH		SOLE	N/A 	 11,391
Shire Plc Spons Adr			CS	82481R106     1,054.87	11,197	    SH		SOLE	N/A	 11,197
Sigma Aldrich Corp			CS	826552101	530.76	7,233	    SH		SOLE	N/A	 7,233
Simon Ppty Grp Inc			CS	828806109	636.01	5,472	    SH		SOLE	N/A	 5,472
Smith & Nephew Plc Spons Adr		CS	83175M205	233.92	4,319	    SH		SOLE	N/A	 4,319
Sociedad Quimica Minera De		CS	833635105	610.89	9,439	    SH		SOLE	N/A	 9,439
Solera Hldgs Inc			CS	83421A104	353.07	5,968	    SH		SOLE	N/A	 5,968
Spdr Ser Tr Lehman Intl Treas		ETF	78464A516	401.51	6,500	    SH		SOLE	N/A	 6,500
Starbucks Corp				CS	855244109	680.06	17,221	    SH		SOLE	N/A	 17,221
Stericycle Inc				CS	858912108	962.50	10,800	    SH		SOLE	N/A	 10,800
Suntrust Banks Inc			CS	867914103	421.44	16,335	    SH		SOLE	N/A	 16,335
Tempur Pedic Intl Inc			CS	88023U101	388.34	5,726	    SH		SOLE	N/A	 5,726
Teradata Corp Del Com			CS	88076W103	358.37	5,953	    SH		SOLE	N/A	 5,953
Tibco Software Inc			CS	88632Q103	375.55	12,941	    SH		SOLE	N/A	 12,941
Tiffany & Co New			CS	886547108	640.33	8,155	    SH		SOLE	N/A	 8,155
Tim Hortons Inc Com Npv			CS	88706M103	652.00	13,358	    SH		SOLE	N/A	 13,358
Tjx Companies Inc			CS	872540109	403.17	7,675	    SH		SOLE	N/A	 7,675
Towers Watson & Co Com Usd0.0		CS	891894107	247.00	3,759	    SH		SOLE	N/A	 3,759
Tupperware Brands Corp			CS	899896104	246.53	3,655	    SH		SOLE	N/A	 3,655
Ulta Salon Cosmetics			CS	90384S303	351.44	5,442	    SH		SOLE	N/A	 5,442
Verizon Communicat			CS	92343V104	347.20	9,326	    SH		SOLE	N/A	 9,326
Vmware Inc Cl A Com			CS	928563402	428.08	4,271	    SH		SOLE	N/A	 4,271
Walgreen Company			CS	931422109     1,198.22	28,220	    SH		SOLE	N/A	 28,220
Walter Inds Inc				CS	93317Q105	266.34	2,300	    SH		SOLE	N/A	 2,300
Weight Watchers Intlinc New		CS	948626106	246.41	3,265	    SH		SOLE	N/A	 3,265
Western Digital Corpdel			CS	958102105	232.14	6,381	    SH		SOLE	N/A	 6,381
Williams Partners Lpcom Unit L		CS	96950F104     1,045.25	19,292	    SH		SOLE	N/A	 19,292
Wisdomtree Tr India Earn		ETN	97717W422	618.76	25,846	    SH		SOLE	N/A	 25,846
Xilinx Inc				CS	983919101	698.69	19,158	    SH		SOLE	N/A	 19,158
